BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 265	$ 294	$ 542	$ 501
Building and Leasehold Improvements | Change In Accounting Estimate
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 22		$ 23
Minimum | Building and Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)			26 years
Maximum | Building and Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)			50 years